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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment No.
                                              -------
         This Amendment (check one only):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin, Calvert & Flavin, Inc.
Address:          755 East Mulberry
                  Suite 400
                  San Antonio, Texas  78212

Form 13F File Number:      28-3226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:             Sarah C. Doerr
Title:            Chief Executive Officer
Phone:            (210) 353-0525

Signature, Place and Date of Signing:

/s/  Sarah C. Doerr              San Antonio, Texas              May 14, 2007

Report Type (check only one):

[ ] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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
         FORM 13F FILE NUMBER               NAME
         28-7592                            Waddell & Reed Financial, Inc.